Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets, Net	GOODWILL AND OTHER INTANGIBLE ASSETS, NET
A.    COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	December 31, 2024	December 31, 2023
Original cost:
Technology	$405,004	$406,391
Customer relations	388,112	390,511
Trademarks and other	207,011	207,375
	1,000,127	1,004,277
Accumulated amortization:
Technology	272,035	259,956
Customer relations	176,702	162,728
Trademarks and other	196,630	191,073
	645,367	613,757
Amortized cost	$354,760	$390,520

B.    EXPENSES

Amortization expenses amounted to $34,206, $43,903 and $49,227 for the years ended December 31, 2024, 2023 and 2022, respectively.

C.    AMORTIZATION EXPENSES FOR FIVE SUCCEEDING YEARS

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2025		$32,265
2026		32,719
2027		31,690
2028		28,316
2029		25,062
2030	and thereafter	204,708
		$354,760

D.    CHANGES IN GOODWILL

Changes in goodwill during 2024 were as follows:

	Aerospace	C4I and Cyber	ISTAR and EW	Land	ESA	Total
Balance, at January 1, 2024	$63,188	$316,655	$133,228	$571,866	$414,128	$1,499,065
Sale of a subsidiary (1)	—	—	—	(3,211)	—	(3,211)
Net translation differences (2)	(2,333)	—	(2,936)	—	—	(5,269)
Balance, at December 31, 2024	$60,855	$316,655	$130,292	$568,655	$414,128	$1,490,585

(1)See Note 1D(1).
(2)Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.